Exhibit 99.1

CAPITAL ONE PRIME AUTO RECEIVABLES TRUST 2020-1
Statement to Securityholders
Determination Date: September 10, 2021

Payment Date	9/15/2021
Collection Period Start	8/1/2021
Collection Period End	8/31/2021
Interest Period Start	8/16/2021
Interest Period End	9/14/2021

Cut-Off Date Net Pool Balance	$1,356,484,236.72
Cut-Off Date Adjusted Pool Balance	$1,356,484,236.72

I. DEAL SUMMARY

	Beginning Note Balance	Principal Payment	Ending Note Balance	Note Factor	Final Scheduled Payment Date
Class A-1 Notes	$—	$—	$—	—	Feb-21
Class A-2 Notes	$39,253,968.42	$29,772,325.74	$9,481,642.68	0.019961	Jun-23
Class A-3 Notes	$441,000,000.00	$—	$441,000,000.00	1.000000	Nov-24
Class A-4 Notes	$122,790,000.00	$—	$122,790,000.00	1.000000	Aug-25
Class B Notes	$13,565,000.00	$—	$13,565,000.00	1.000000	Sep-25
Class C Notes	$13,565,000.00	$—	$13,565,000.00	1.000000	Oct-25
Class D Notes	$13,564,000.00	$—	$13,564,000.00	1.000000	Jul-26
Total Notes	$643,737,968.42	$29,772,325.74	$613,965,642.68

	Beginning Balance	Ending Balance	Pool Factor
Net Pool Balance	$647,129,179.01	$617,356,853.27	0.455115
YSOC Amount	N/A	N/A
Adjusted Pool Balance	$647,129,179.01	$617,356,853.27
Overcollateralization Amount (Adjusted Pool Balance - Note Balance)	$3,391,210.59	$3,391,210.59
Reserve Account Balance	$3,391,210.59	$3,391,210.59

	Beginning Note Balance	Interest Rate	Accrual Methodology	Interest Payment
Class A-1 Notes	$—	1.63725%	ACT/360	$—
Class A-2 Notes	$39,253,968.42	1.64000%	30/360	$53,647.09
Class A-3 Notes	$441,000,000.00	1.60000%	30/360	$588,000.00
Class A-4 Notes	$122,790,000.00	1.63000%	30/360	$166,789.75
Class B Notes	$13,565,000.00	1.79000%	30/360	$20,234.46
Class C Notes	$13,565,000.00	1.98000%	30/360	$22,382.25
Class D Notes	$13,564,000.00	2.23000%	30/360	$25,206.43
Total Notes	$643,737,968.42			$876,259.98

II. COLLATERAL POOL BALANCE

	Beginning of Period	End of Period
Net Pool Balance	$647,129,179.01	$617,356,853.27
Adjusted Pool Balance (Net Pool Balance - YSOC Amount)	$647,129,179.01	$617,356,853.27
Number of Receivable Outstanding	45,857	44,811
Weight Average Contract Rate	4.58%	4.58%
Weighted Average Remaining Term (months)	43	42

III. FUNDS AVAILABLE FOR DISTRIBUTION

Available Funds:
a. Collections
Interest Collections	$2,482,567.39
Principal Collections	$29,730,755.36
Liquidation Proceeds	$75,604.56
b. Repurchase Price	$—
c. Optional Purchase Price	$—
d. Reserve Account Excess Amount	$—
Total Available Funds	$32,288,927.31
Reserve Account Draw Amount	$—
Total Funds Available for Distribution	$32,288,927.31

IV. DISTRIBUTION

	Calculated Amount	Amount Paid	Shortfall	Carryover Shortfall	Remaining Available Funds
Servicing Fee	$539,274.32	$539,274.32	$—	$—	$31,749,652.99
Interest - Class A-1 Notes	$—	$—	$—	$—	$31,749,652.99
Interest - Class A-2 Notes	$53,647.09	$53,647.09	$—	$—	$31,696,005.90
Interest - Class A-3 Notes	$588,000.00	$588,000.00	$—	$—	$31,108,005.90
Interest - Class A-4 Notes	$166,789.75	$166,789.75	$—	$—	$30,941,216.15
First Allocation of Principal	$—	$—	$—	$—	$30,941,216.15
Interest - Class B Notes	$20,234.46	$20,234.46	$—	$—	$30,920,981.69
Second Allocation of Principal	$—	$—	$—	$—	$30,920,981.69
Interest - Class C Notes	$22,382.25	$22,382.25	$—	$—	$30,898,599.44
Third Allocation of Principal	$12,817,115.15	$12,817,115.15	$—	$—	$18,081,484.29
Interest - Class D Notes	$25,206.43	$25,206.43	$—	$—	$18,056,277.86
Fourth Allocation of Principal	$13,564,000.00	$13,564,000.00	$—	$—	$4,492,277.86
Reserve Account Deposit Amount	$—	$—	$—	$—	$4,492,277.86
Regular Principal Distribution Amount	$3,391,210.59	$3,391,210.59	$—	$—	$1,101,067.27
Owner Trustee, Indenture Trustee, and ARR Fees & Expenses	$—	$—	$—	$—	$1,101,067.27
Remaining Funds to Certificates	$1,101,067.27	$1,101,067.27	$—	$—	$—
Total	$32,288,927.31	$32,288,927.31	$—	$—

V. OVERCOLLATERALIZATION INFORMATION

Yield Supplement Overcollateralization Amount:
Beginning Period YSOC Amount	N/A
Increase/(Decrease)	N/A
Ending YSOC Amount	N/A

Overcollateralization:	Beginning of Period	End of Period
Adjusted Pool Balance	$647,129,179.01	$617,356,853.27
Note Balance	$643,737,968.42	$613,965,642.68
Overcollateralization (Adjusted Pool Balance - Note Balance)	$3,391,210.59	$3,391,210.59
Target Overcollateralization Amount	$3,391,210.59	$3,391,210.59
Overcollateralization Shortfall	$—	$—

VI. RESERVE ACCOUNT

Specified Reserve Account Balance	$3,391,210.59
Beginning Reserve Account Balance	$3,391,210.59
Reserve Account Deposit Amount	$—
Reserve Account Draw Amount	$—
Reserve Account Excess Amount	$—
Ending Reserve Account Balance	$3,391,210.59

VII. NET LOSS AND DELINQUENT RECEIVABLES

Net Loss:	% of EOP Net Pool Balance	# of Receivables	Amount
Defaulted Receivables during Collection Period (Principal Balance)	0.01%	3	$41,570.38
Liquidation Proceeds of Defaulted Receivables[1]	0.01%	59	$75,604.56
Monthly Net Losses (Liquidation Proceeds)			$(34,034.18)
Net Losses as % of Average Pool Balance (annualized)
Third Preceding Collection Period			0.17%
Second Preceding Collection Period			0.05%
Preceding Collection Period			(0.03)%
Current Collection Period			(0.06)%
Four-Month Average Net Loss Ratio			0.03%
Cumulative Net Losses for All Periods			$1,162,637.98
Cumulative Net Loss Ratio			0.09%
1 Liquidation Proceeds include all proceeds on a receivable after it has been charged-off.

Delinquent Receivables:	% of EOP Net Pool Balance	# of Receivables	Principal Balance
30-59 Days Delinquent	0.12%	47	$728,923.59
60-89 Days Delinquent	0.05%	16	$281,409.68
90-119 Days Delinquent	0.02%	6	$98,442.54
120+ Days Delinquent	0.00%	0	$—
Total Delinquent Receivables	0.18%	69	$1,108,775.81

Repossession Inventory:	# of Receivables	Principal Balance
Repossessed in the Current Collection Period	2	$27,737.16
Total Repossessed Inventory	2	$27,737.16

60+ Delinquency Percentage:	# of Receivables	Amount
60+ Day Delinquent Receivables	22	$379,852.22
60+ Delinquencies as % of EOP Net Pool Balance
Third Preceding Collection Period		0.03%
Second Preceding Collection Period		0.04%
Preceding Collection Period		0.05%
Current Collection Period		0.06%
Delinquency Trigger		4.50%
Current Delinquency Percentage Exceeds Delinquency Trigger? (Yes/No)		No

VIII. TEMPORARY FORBEARANCE
The table below presents accounts which received a short-term payment extension in the month of August 2021:

	Month-End Balance		# of Receivables
	($MM)	(%)	(#)	(%)
Total Extensions	0.58	0.09%	34	0.08%